Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age analysis of past-due loans
30 - 59 Days Past Due	$ 672	$ 1,320
60 - 89 Days Past Due	103	616
> 90 Days Past Due	895	143
Total Past Due	1,670	2,079
Current	244,274	248,933
Total loans	245,944	251,012
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	5,114	644
Commercial [Member]
Age analysis of past-due loans
30 - 59 Days Past Due		121
60 - 89 Days Past Due		230
> 90 Days Past Due		7
Total Past Due		358
Current	47,700	45,894
Total loans	47,700	46,252
Allowance For Collectively Impaired Loans
>90 Days And Still Accruing
Nonaccruals	283	7
Commercial Real Estate [Member]
Age analysis of past-due loans
30 - 59 Days Past Due		133
60 - 89 Days Past Due		130
> 90 Days Past Due		34
Total Past Due		297
Current	42,075	43,414
Total loans	42,075	43,711
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	3,029	100
Agricultural [Member]
Age analysis of past-due loans
30 - 59 Days Past Due	216	177
60 - 89 Days Past Due	33
Total Past Due	249	177
Current	34,856	37,483
Total loans	35,105	37,660
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	406
Residential [Member]
Age analysis of past-due loans
30 - 59 Days Past Due	402	831
60 - 89 Days Past Due	47	249
> 90 Days Past Due	891	101
Total Past Due	1,340	1,181
Current	113,409	116,172
Total loans	114,749	117,353
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	1,370	528
Consumer [Member]
Age analysis of past-due loans
30 - 59 Days Past Due	54	58
60 - 89 Days Past Due	23	7
> 90 Days Past Due	4	1
Total Past Due	81	66
Current	6,234	5,970
Total loans	6,315	6,036
Allowance For Collectively Impaired Loans	0
>90 Days And Still Accruing
Nonaccruals	$ 26	$ 9